Accrued Expenses and Other Payables (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accrued Expenses and Other Payables [Line Items]
Long-term payables owed mining equipment	$ 93,360
Interest rate	3.00%	6.00%
Loans Payable [Member]
Accrued Expenses and Other Payables [Line Items]
Long term loans	$ 5,400
Loans Payable [Member] | Minimum [Member]
Accrued Expenses and Other Payables [Line Items]
Interest rate	5.00%
Loans Payable [Member] | Maximum [Member]
Accrued Expenses and Other Payables [Line Items]
Interest rate	6.50%